Exceptional items and remeasurements	6 Months Ended
Sep. 30, 2022
Exceptional Items And Remeasurements [Abstract]
Exceptional items and remeasurements
4. Exceptional items and remeasurements

To monitor our segmental financial performance, we use a profit measure that excludes certain income and expenses. We call that measure ‘adjusted profit’. Adjusted profit (which excludes exceptional items and remeasurements as described in note 4 of our Annual Report and Accounts for the year ended 31 March 2022) is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. We exclude items from adjusted profit because, if included, these items could distort understanding of our performance for the year and the comparability between periods. This note analyses these items, which are included in our results for the year but are excluded from adjusted profit.

Remeasurements comprise unrealised gains or losses recorded in the consolidated income statement arising from changes in the fair value of certain financial assets and liabilities categorised as held at fair value through profit and loss (FVTPL). Once the fair value movements are realised (for example, when the derivative matures), the previously recognised fair value movements are then reversed through remeasurements and recognised within earnings before exceptional items and remeasurements. These assets and liabilities include commodity contracts and derivative financial instruments to the extent that hedge accounting is either not achieved or is not effective. We have also classified the unrealised gains or losses reported in profit and loss on certain additional assets treated as FVTPL within remeasurements. These relate to financial assets (which fail the ‘solely payments of principal and interest test’ under IFRS 9), the money market fund investments used by Group Treasury for cash management purposes and the net foreign exchange gains and losses on borrowing activities. These are offset by foreign exchange losses and gains on financing derivatives measured at fair value. In all cases, these fair values increase or decrease because of changes in foreign exchange, commodity or other financial indices over which we have no control.

Six months ended 30 September 2022	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Net gain on disposal of NECO	511	—	511
Cost efficiency programme	(61)	—	(61)
Transaction, separation and integration costs	(65)	—	(65)
IFA1 property damage insurance proceeds	33	—	33
Net gains on commodity contract derivatives	—	65	65
	418	65	483

Six months ended 30 September 2021	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
New operating model implementation costs	(24)	—	(24)
Transaction costs	(137)	—	(137)
Net gains on commodity contract derivatives	—	350	350
	(161)	350	189

Net gain on disposal of NECO: In the period ended 30 September 2022 the Group recognised a gain of £511 million on the disposal of 100% of the share capital of NECO to PPL Rhode Island Holdings, LLC for cash consideration of £3.1 billion ($3.9 billion) (see note 6). The receipt of cash has been recognised within net cash used in investing activities within the consolidated cash flow statement.

Cost efficiency programme: During the period, the Group incurred a further £61 million of costs in relation to the major cost efficiency programme. The cost efficiency programme, announced in November 2021, is targeting at least £400 million savings per annum across the Group by the end of three years. The costs recognised in the period primarily relate to property costs, employee costs and professional fees incurred in delivering the programme. Whilst the costs incurred during the period do not meet the quantitative threshold to be classified as exceptional on a standalone basis, when taken in aggregate with the £42 million of costs incurred in the year ended 31 March 2022 and the costs expected to be incurred over the remainder of the programme, the costs qualify for exceptional treatment in line with our exceptional items policy. Estimated costs expected to be incurred in future years remain consistent with those disclosed in the Annual Report and Accounts for year the ended 31 March 2022. The total cash outflow for the period in relation to these costs was £38 million.
4. Exceptional items and remeasurements continued

Transaction, separation and integration costs: During the period, £65 million of transaction, separation and integration costs were incurred in relation to the disposal of NECO, the planned disposal of our UK Gas Transmission business (see note 6) and the integration of NGED. The costs incurred primarily relate to legal fees, bankers’ fees, professional fees, and employee costs. The costs have been classified as exceptional, consistent with similar costs for the year ended 31 March 2022 and past precedent. The total cash outflow for the period in relation to these costs was £59 million.

IFA1 interconnector insurance recovery: In September 2021, a fire at the IFA1 converter station in Sellindge, Kent caused significant damage to infrastructure on-site. In the period, the Group recognised £33 million of insurance proceeds received in connection with property damage at the site (see note 13). The insurance receipts have been recorded as an exceptional item in line with our exceptional items policy. The total cash inflow for the period in relation to the property damage insurance proceeds was £33 million.

New operating model implementation costs: During the prior period, the Group incurred £24 million of costs in relation to the design and implementation of the new operating model built on a foundation of six business units. The costs recognised primarily related to professional fees incurred in designing the new operating model and redundancy provisions. The costs incurred, when considered with the aggregated costs incurred over the duration of the programme, were concluded to be classified as exceptional in line with our exceptional items policy. The total cash outflow for the prior period in relation to these costs was £12 million. Following the implementation of the new operating model, the Group announced a major cost efficiency programme in November 2021. Costs associated with this are reported as exceptional in the current year.

As disclosed in note 8, the Group also presents an adjusted earnings per share measure that is calculated before exceptional items and remeasurements. This measure is presented after tax and therefore details of tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

Six months ended 30 September 2022	Exceptional items £m	Remeasurements £m	Total £m
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	46	46
Net losses on financial assets at fair value through profit and loss	—	(32)	(32)
	—	14	14
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(19)	(19)
	—	(19)	(19)

Total included within profit before tax from continuing operations	418	60	478
Tax on exceptional items and remeasurements	(221)	(49)	(270)
Total exceptional items and remeasurements after tax from continuing operations	197	11	208

Six months ended 30 September 2021	Exceptional items £m	Remeasurements £m	Total £m
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	23	23
Net gains on financial assets at fair value through profit and loss	—	2	2
	—	25	25
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(17)	(17)
	—	(17)	(17)

Total included within profit before tax from continuing operations	(161)	358	197
Exceptional deferred tax arising on the change in UK corporation tax rate	(484)	—	(484)
Tax on exceptional items and remeasurements	11	(86)	(75)
Total exceptional items and remeasurements after tax from continuing operations	(634)	272	(362)
4. Exceptional items and remeasurements continued

Change in UK corporation tax rate: During the prior period, the Government announced as part of the Spring Budget 2021 that from 1 April 2023, the UK corporation tax rate would increase to 25%, and this was substantively enacted on 24 May 2021. UK deferred tax balances were remeasured at the enacted rate in the period ended 30 September 2021, with the £484 million impact of the change recognised as an exceptional item, in line with previous periods.